BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND MATERIAL ACCOUNTING POLICIES INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND MATERIAL ACCOUNTING POLICIES INFORMATION
schedule of estimated useful life of intangible assets

Software	1 to 3 years
License	2 to 15 years